Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Operating Income Expense [Abstract]
Summary of Operating Expenses and Foreign Exchange Differences
Other operating expenses included in the consolidated statements of profit or loss and other comprehensive income are as follows:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$
Other operating expenses

Marketing and brand promotional expenses	11,864,097	12,903,989	5,696,606
Premises costs and office utilities
—Premises costs	9,465,094	11,965,344	14,244,127
—Office utilities	6,117,640	9,152,802	6,601,790

	15,582,734	21,118,146	20,845,917

Traveling and business development expenses	10,860,318	19,362,587	5,636,354
Commissions and bank charges	5,197,984	2,307,050	1,957,433
Office and maintenance expenses	1,603,484	1,430,834	175,348
Administrative service fee	—	12,000,000	24,330,000
Legal and professional fees
—Auditor’s remuneration	789,000	11,402,267	12,068,575
—Other legal and professional fees	1,650,070	11,776,501	12,434,767
—Professional indemnity expense	—	—	11,811,165

	2,439,070	23,178,768	36,314,507

Staff welfare and staff recruitment expenses	3,659,523	2,471,705	1,223,673
Others
—Depreciation	334,841	113,919	30,374
—Foreign exchange differences, net	382,757	12,596,647	3,222,789
—Other expenses	657,299	7,213,210	4,290,210

	1,374,897	19,923,776	7,543,373

	52,582,107	114,696,855	103,723,211